Investments (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] USD ($)	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY
Current:
Held-to-maturity investment (at cost less impairment)	$ 13,524,203	83,003,441	20,503,441
Non-current:
Available-for-sale investment (at fair value) (Level3)	1,264,452	7,760,448	9,715,046	1,264,452	7,760,448	9,715,046	10,525,471
Other investments (at cost less impairment)	1,209,821	7,425,155	8,046,381
Long Term Investments	2,474,273	15,185,603	17,761,427
Investments	$ 15,998,476	98,189,044	38,264,868